UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds®]

The Investment Company of America®
Investment portfolio

March 31, 2006
unaudited

Common stocks — 83.53%	Shares	Market value (000)

ENERGY — 10.38%
Baker Hughes Inc.	10,875,000	$743,850
Burlington Resources Inc.	10,440,400	959,577
Chevron Corp.	20,202,278	1,171,126
ConocoPhillips	6,000,000	378,900
ENI SpA	10,680,000	303,954
Exxon Mobil Corp.	7,681,500	467,496
Halliburton Co.	3,020,000	220,520
Marathon Oil Corp.	9,800,000	746,466
Murphy Oil Corp.	4,100,000	204,262
Occidental Petroleum Corp.	1,000,000	92,650
Royal Dutch Shell PLC, Class A (ADR)	17,470,000	1,087,682
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	154,438
Royal Dutch Shell PLC, Class B	833,265	27,111
Schlumberger Ltd.	11,600,000	1,468,212
TOTAL SA	1,820,000	480,251
		8,506,495

MATERIALS — 4.59%
Air Products and Chemicals, Inc.	805,100	54,095
Alcoa Inc.	20,326,400	621,175
Alumina Ltd.	10,000,000	53,026
Barrick Gold Corp. (Canada)	1,114,350	30,334
Barrick Gold Corp.	23,786,250	647,938
Dow Chemical Co.	16,345,950	663,646
E.I. du Pont de Nemours and Co.	3,585,600	151,348
International Paper Co.	4,997,235	172,754
MeadWestvaco Corp.	4,085,000	111,561
Newmont Mining Corp.	9,500,000	492,955
Rio Tinto PLC	9,544,473	484,710
Rohm and Haas Co.	4,000,000	195,480
Weyerhaeuser Co.	1,175,000	85,105
		3,764,127

INDUSTRIALS — 11.48%
3M Co.	1,200,000	90,828
Boeing Co.	8,800,000	685,784
Burlington Northern Santa Fe Corp.	6,500,000	541,645
Caterpillar Inc.	12,850,000	922,759
Cooper Industries, Ltd., Class A	2,500,000	217,250
Cummins Inc.	1,700,000	178,670
Deere & Co.	4,400,000	347,820
FedEx Corp.	1,500,000	169,410
General Dynamics Corp.	6,745,800	431,596
General Electric Co.	42,500,000	1,478,150
Illinois Tool Works Inc.	3,700,000	356,347
Lockheed Martin Corp.	1,060,000	79,638
Mitsubishi Corp.	4,035,000	91,860
Northrop Grumman Corp.	3,400,000	232,186
Parker Hannifin Corp.	2,500,000	201,525
Raytheon Co.	7,399,800	339,207
Siemens AG	2,680,000	250,259
Southwest Airlines Co.	9,000,000	161,910
Tyco International Ltd.	49,160,100	1,321,424
Union Pacific Corp.	2,200,000	205,370
United Parcel Service, Inc., Class B	3,918,700	311,066
United Technologies Corp.	10,190,000	590,714
Waste Management, Inc.	5,550,000	195,915
		9,401,333

CONSUMER DISCRETIONARY — 9.22%
Best Buy Co., Inc.	16,892,700	944,809
Carnival Corp., units	8,165,900	386,819
CBS Corp., Class B	3,250,000	77,935
Clear Channel Communications, Inc.	8,119,700	235,552
Comcast Corp., Class A1	9,357,900	244,803
Ford Motor Co.	2,500,000	19,900
General Motors Corp.	16,950,000	360,527
Harley-Davidson Motor Co.	1,000,000	51,880
Honda Motor Co., Ltd.	702,500	43,503
Kohl’s Corp.[1]	1,600,000	84,816
Liberty Media Corp., Class A1	16,280,000	133,659
Limited Brands, Inc.[2]	20,042,743	490,245
Lowe’s Companies, Inc.	23,568,300	1,518,741
McDonald’s Corp.	1,600,000	54,976
Target Corp.	21,475,000	1,116,915
Time Warner Inc.	36,250,000	608,638
TJX Companies, Inc.	11,100,000	275,502
Toyota Motor Corp.	11,650,000	636,336
Viacom Inc., Class B1	3,250,000	126,100
Walt Disney Co.	5,000,000	139,450
		7,551,106

CONSUMER STAPLES — 9.26%
Altria Group, Inc.	54,000,000	3,826,440
Anheuser-Busch Companies, Inc.	3,500,000	149,695
Avon Products, Inc.	9,520,000	296,738
Coca-Cola Co.	6,320,000	264,618
General Mills, Inc.	4,535,000	229,834
H.J. Heinz Co.	2,750,000	104,280
Kraft Foods Inc., Class A	4,350,000	131,849
PepsiCo, Inc.	14,200,000	820,618
Procter & Gamble Co.	1,500,000	86,430
Reynolds American Inc.	4,461,666	470,706
Sara Lee Corp.	8,816,100	157,632
Unilever NV (New York registered)	4,650,000	321,873
UST Inc.	2,000,000	83,200
Walgreen Co.	9,595,000	413,832
Wal-Mart Stores, Inc.	4,750,000	224,390
		7,582,135

HEALTH CARE — 7.59%
Abbott Laboratories	12,400,000	$526,628
Aetna Inc.	8,200,000	402,948
AstraZeneca PLC (ADR)	5,334,500	267,952
AstraZeneca PLC (Sweden)	4,909,500	247,585
AstraZeneca PLC (United Kingdom)	5,393,900	271,863
Becton, Dickinson and Co.	1,500,000	92,370
Bristol-Myers Squibb Co.	21,278,000	523,652
Cardinal Health, Inc.	2,000,000	149,040
Eli Lilly and Co.	12,045,000	666,088
Guidant Corp.	1,500,000	117,090
HCA Inc.	3,500,000	160,265
Johnson & Johnson	850,000	50,337
McKesson Corp.	2,600,000	135,538
Medco Health Solutions, Inc.[1]	971,000	55,561
Merck & Co., Inc.	24,250,000	854,327
Novartis AG (ADR)	256,556	14,223
Pfizer Inc	3,000,000	74,760
Roche Holding AG	4,935,000	734,517
Schering-Plough Corp.	16,111,300	305,954
WellPoint, Inc.[1]	6,300,000	487,809
Wyeth	1,685,000	81,756
		6,220,263

FINANCIALS — 11.29%
Allstate Corp.	1,850,000	96,404
American International Group, Inc.	10,463,900	691,559
Aon Corp.	1,300,000	53,963
Bank of America Corp.	11,834,320	538,935
Berkshire Hathaway Inc., Class A1	3,050	275,568
Capital One Financial Corp.	3,019,300	243,114
Chubb Corp.	3,500,000	334,040
Citigroup Inc.	24,260,000	1,145,800
Fannie Mae	25,865,600	1,329,492
Freddie Mac	5,750,000	350,750
Hartford Financial Services Group, Inc.	2,250,000	181,237
HSBC Holdings PLC (ADR)	1,079,588	90,448
HSBC Holdings PLC (United Kingdom)	17,037,111	285,741
J.P. Morgan Chase & Co.	18,836,200	784,339
Lloyds TSB Group PLC	40,000,000	382,708
Marsh & McLennan Companies, Inc.	7,900,000	231,944
National City Corp.	2,430,000	84,807
U.S. Bancorp	11,250,000	343,125
Washington Mutual, Inc.	25,400,000	1,082,548
Wells Fargo & Co.	9,330,000	595,907
XL Capital Ltd., Class A	2,000,000	128,220
		9,250,649

INFORMATION TECHNOLOGY — 11.08%
Altera Corp.[1]	5,500,000	113,520
Analog Devices, Inc.	4,250,000	162,732
Applied Materials, Inc.	18,450,000	323,059
Automatic Data Processing, Inc.	5,875,000	268,370
Canon, Inc.	1,800,000	119,113
Cisco Systems, Inc.[1]	31,870,400	690,632
Electronic Data Systems Corp.	1,900,000	50,977
First Data Corp.	2,600,000	121,732
Google Inc., Class A1	450,000	175,500
Hewlett-Packard Co.	22,150,000	728,735
Intel Corp.	7,390,000	142,997
International Business Machines Corp.	9,945,000	820,164
KLA-Tencor Corp.	1,825,000	88,257
Linear Technology Corp.	6,350,000	222,758
Maxim Integrated Products, Inc.	6,300,000	234,045
Micron Technology, Inc.[1]	10,000,000	147,200
Microsoft Corp.	49,280,000	1,340,909
Motorola, Inc.	3,201,475	73,346
Nokia Corp. (ADR)	9,314,900	193,005
Nokia Corp., Class A	3,060,150	63,353
Oracle Corp.[1]	74,960,100	1,026,204
Sabre Holdings Corp., Class A	5,509,680	129,643
Samsung Electronics Co., Ltd.	670,000	434,438
Solectron Corp.[1]	11,000,000	44,000
Sun Microsystems, Inc.[1]	25,010,000	128,301
Taiwan Semiconductor Manufacturing Co. Ltd.	155,092,208	307,199
Texas Instruments Inc.	22,570,200	732,854
Xilinx, Inc.	7,650,000	194,769
		9,077,812

TELECOMMUNICATION SERVICES — 5.72%
ALLTEL Corp.	2,942,750	190,543
AT&T Inc.	73,755,497	1,994,349
BellSouth Corp.	33,800,000	1,171,170
Qwest Communications International Inc.[1]	26,829,700	182,442
Sprint Nextel Corp.	25,685,000	663,700
Telefónica, SA	8,767,200	137,616
Verizon Communications Inc.	4,183,200	142,480
Vodafone Group PLC	98,500,000	206,287
		4,688,587

UTILITIES — 2.01%
American Electric Power Co., Inc.	1,000,000	34,020
Dominion Resources, Inc.	7,131,912	492,316
Duke Energy Corp.	5,000,000	145,750
Exelon Corp.	5,275,500	279,074
FirstEnergy Corp.	1,138,500	55,672
FPL Group, Inc.	3,800,000	152,532
PPL Corp.	2,300,000	67,620
Public Service Enterprise Group Inc.	6,500,000	416,260
		1,643,244

MISCELLANEOUS — 0.91%
Other common stocks in initial period of acquisition		745,146

Total common stocks (cost: $46,537,893,000)		68,430,897

Convertible securities — 0.28%	Shares or principal amount	Market value (000)

FINANCIALS — 0.12%
Fannie Mae 5.375% convertible preferred 2049	970	$92,756

TELECOMMUNICATION SERVICES — 0.16%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	133,375

Total convertible securities (cost: $190,489,000)		226,131

Bonds & notes — 0.48%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.05%
General Motors Corp. 7.125% 2013	$25,630	19,223
General Motors Corp. 7.20% 2011	28,708	22,536
		41,759

MORTGAGE-BACKED OBLIGATIONS[3]— 0.43%
Fannie Mae 6.00% 2017	110,426	111,922
Fannie Mae 6.00% 2017	139,511	141,401
Fannie Mae 6.50% 2017	98,487	100,749
		354,072

Total bonds & notes (cost: $393,430,000)		395,831

Short-term securities — 15.63%

3M Co. 4.65% due 5/19/2006	75,000	74,543
AIG Funding Inc. 4.50% due 4/7/2006	25,000	24,982
American General Finance Corp. 4.49% due 4/5/2006	30,000	29,985
International Lease Finance Corp. 4.55%-4.725% due 4/12-5/19/2006	253,700	252,592
American Express Credit Corp. 4.50%-4.65% due 4/5-5/15/2006	125,000	124,540
Anheuser-Busch Companies, Inc. 4.40%-4.62% due 4/12-6/1/2006[4]	105,000	104,557
Atlantic Industries 4.47%-4.56% due 4/10-4/25/2006[4]	200,000	199,568
Coca-Cola Co. 4.66% due 5/31/2006	100,000	99,218
Bank of America Corp. 4.52%-4.66% due 4/24-5/10/2006	300,000	298,880
BellSouth Corp. 4.56% due 5/1/2006[4]	75,000	74,705
CAFCO, LLC 4.58%-4.79% due 4/28-6/9/2006[4]	300,000	298,073
Citigroup Funding Inc. 4.60%-4.62% due 4/24/2006	50,000	49,853
Caterpillar Financial Services Corp. 4.47%-4.59% due 4/3-4/17/2006	101,300	101,227
Chevron Funding Corp. 4.47%-4.58% due 4/28/2006	100,000	99,661
Clipper Receivables Co., LLC 4.52%-4.77% due 4/26-5/31/2006[4]	350,000	347,900
Concentrate Manufacturing Co. of Ireland 4.52%-4.73% due 4/4-5/5/2006[4]	165,000	164,539
DuPont (E.I.) de Nemours & Co. 4.63%-4.66% due 5/8/2006[4]	75,000	74,632
Edison Asset Securitization LLC 4.65% due 5/22/2006[4]	50,000	49,659
General Electric Capital Corp. 4.51%-4.72% due 4/5-5/3/2006	175,000	174,469
General Electric Capital Services 4.45%-4.55% due 4/10/2006	100,000	99,885
Fannie Mae 4.52%-4.675% due 5/10-6/14/2006	325,600	323,126
FCAR Owner Trust I 4.63%-4.77% due 5/3-5/24/2006	100,000	99,449
Federal Farm Credit Banks 4.29%-4.68% due 4/4-6/26/2006	460,000	457,133
Federal Home Loan Bank 4.34%-4.755% due 4/5-6/28/2006	1,754,800	1,745,528
Freddie Mac 4.36%-4.69% due 4/10-6/20/2006	1,406,900	1,400,348
Gannett Co. 4.54% due 4/25/2006[4]	100,000	99,684
Harvard University 4.52% due 4/24/2006	20,000	19,940
Hershey Co. 4.46%-4.61% due 4/3-5/2/2006[4]	75,000	74,819
HSBC Finance Corp. 4.45%-4.65% due 4/4-4/24/2006	325,000	324,579
IBM Capital Inc. 4.69%-4.70% due 4/26-6/9/2006[4]	100,000	99,242
International Bank for Reconstruction and Development 4.42%-4.50% due 4/5-4/28/2006	275,000	274,436
J.P. Morgan Chase & Co. 4.52%-4.60% due 4/7/2006	100,000	99,926
Park Avenue Receivables Co., LLC 4.54%-4.74% due 4/19/2006[4]	150,000	149,653
Preferred Receivables Funding Corp. 4.71%-4.75% due 5/12/2006[4]	100,000	99,448
McCormick & Co., Inc. 4.68% due 5/31/2006[4]	25,000	24,805
Medtronic Inc. 4.56% due 5/5/2006[4]	20,000	19,915
NetJets Inc. 4.53%-4.77% due 4/5-6/5/2006[4]	90,000	89,527
Pfizer Investment Capital PLC 4.56% due 5/16/2006[4]	75,000	74,550
Pitney Bowes Inc. 4.70% due 4/24/2006[4]	50,000	49,843
Private Export Funding Corp. 4.37%-4.65% due 4/5-6/1/2006[4]	153,000	152,610
Procter & Gamble Co. 4.51%-4.69% due 4/3-4/28/2006[4]	170,000	169,754
Suntrust Bank 4.57% due 5/8/2006	100,000	99,982
Three Pillars Funding LLC 4.84% due 6/22/2006[4]	35,000	34,618
Tennessee Valley Authority 4.45%-4.655% due 4/13-6/15/2006	157,500	156,561
U.S. Treasury Bills 4.105%-4.596% due 4/6-6/22/2006	3,020,000	3,005,454
Variable Funding Capital Corp. 4.45%-4.73% due 4/3-5/17/2006[4]	355,000	353,990
Wal-Mart Stores Inc. 4.41%-4.75% due 4/4-6/13/2006[4]	220,000	218,426
Wells Fargo & Co. 4.66%-4.77% due 5/3-5/30/2006	325,000	324,995
Wm. Wrigley Jr. Co. 4.41% due 5/2/2006[4]	15,000	14,940

Total short-term securities (cost: $12,800,512,000)		12,800,749

Total investment securities (cost: $59,922,324,000)		81,853,608
Other assets less liabilities		65,593

Net assets		$81,919,201

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
3Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,039,457,000, which represented 3.71% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/06 (000)

Limited Brands	20,749,400	—	706,657	20,042,743	$3,006	$490,245

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,675,780
Gross unrealized depreciation on investment securities	(761,128)
Net unrealized appreciation on investment securities	21,914,652
Cost of investment securities for federal income tax purposes	59,938,956

MFGEFP-904-0506-S4551

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and CEO

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and CEO

Date: May 26, 2006

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and PFO

Date: May 26, 2006